Statement of Changes in Net Assets Available for Benefits - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions
Employer	$ 4,600,000
Participant salary deferrals	6,298,468
Participant rollovers	1,247,877
Total contributions	12,146,345
Investment Income
Dividends on BancPlus Corporation common stock	2,908,486
Interest and dividend income	757,112
Interest income on notes receivable from participants	76,290
Change in value of BancPlus Corporation common stock	14,892,867
Net appreciation in fair value of mutual funds	9,572,651
Total investment income	28,207,406
Total additions	40,353,751
Benefits Paid Directly to Participants
Cash	23,156,158
Stock	1,393,837
Loans deemed distributed	82,256
Total benefits paid	24,632,251
Administrative expense	138,028
Total deductions	24,770,279
Additions less deductions	15,583,472
Net Assets Available for Benefits, Beginning of Year	164,657,923
Net Assets Available for Benefits, End of Year	$ 180,241,395